UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number
811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
 10 Wright Street
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Name and address of agent for service)

Registrant’s telephone number, including area code:
203-349-8232

Date of fiscal year end:   October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
EIP Growth and Income Fund	January 31, 2019
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 40.17%
	Consumer Cyclicals - 3.07%
84,630	AmeriGas Partners, LP	$2,609,989
85,000	Westlake Chemical Partners, LP	1,943,100
		4,553,089
	Energy - 37.10%
15,180	Alliance Resource Partners, LP	295,403
88,622	BP Midstream Partners, LP	1,392,252
281,291	Energy Transfer, LP	4,137,794
355,028	Enterprise Products Partners, LP	9,823,625
117,448	Holly Energy Partners, LP	3,603,305
152,920	Magellan Midstream Partners, LP	9,396,934
49,270	MPLX, LP	1,730,362
172,600	NextEra Energy Partners, LP (a)	6,931,616
86,270	Phillips 66 Partners, LP	4,228,955
261,300	Plains GP Holdings, LP, Class A (a)	5,968,092
67,440	Shell Midstream Partners, LP	1,370,381
20,000	Tallgrass Energy, LP (a)	476,600
178,555	TC PipeLines, LP	5,676,263
452	TransMontaigne Partners, LP	18,473
372	Western Gas Equity Partners, LP	11,744
		55,061,799
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $61,943,195)	59,614,888

UNITED STATES COMMON STOCKS - 45.06%
	Energy - 19.72%
99,799	Enbridge, Inc.	3,654,640
228,760	Equitrans Midstream Corp. (b)	4,762,783
162,200	Kinder Morgan, Inc.	2,935,820
45,962	ONEOK, Inc.	2,951,220
15,820	Targa Resources Corp.	680,418
136,200	The Williams Companies, Inc.	3,667,866
249,570	TransCanada Corp.	10,611,716
		29,264,463
	Financial - 0.16%
6,640	CorEnergy Infrastructure Trust, Inc., REIT	237,778
	Utilities - 25.18%
39,170	Alliant Energy Corp.	1,741,890
36,570	American Electric Power Co., Inc.	2,893,419
42,480	CMS Energy Corp.	2,214,907
29,930	Duke Energy Corp.	2,627,255
26,070	Eversource Energy	1,809,519
129,340	Exelon Corp.	6,177,278

38,780	NextEra Energy, Inc.	6,940,844
41,450	NiSource, Inc.	1,130,756
51,450	PPL Corp.	1,611,414
97,390	Public Service Enterprise Group, Inc.	5,312,625
2,820	The Southern Co.	137,052
31,480	UGI Corp.	1,795,304
24,250	WEC Energy Group, Inc.	1,770,978
22,980	Xcel Energy, Inc.	1,203,233
		37,366,474
	TOTAL UNITED STATES COMMON STOCKS (Cost $64,561,100)	66,868,715

CANADIAN COMMON STOCKS - 6.57%
	Energy - 2.10%
82,020	Inter Pipeline Ltd.	1,318,363
84,510	Keyera Corp.	1,795,745
		3,114,108
	Utilities - 4.47%
39,970	Atco Ltd., Class I	1,263,940
50,050	Canadian Utilities Ltd., Class A	1,286,722
43,070	Emera, Inc.	1,507,835
70,180	Fortis, Inc.	2,502,861
4,760	Hydro One Ltd.	74,591
		6,635,949
	TOTAL CANADIAN COMMON STOCKS (Cost $10,263,594)	9,750,057

HONG KONG COMMON STOCKS - 1.29%
	Industrial - 1.29%
48,300	Cheung Kong Infrastructure Holdings Ltd., ADR	1,917,510
	TOTAL HONG KONG COMMON STOCKS (Cost $1,947,264)	1,917,510

Par Value
UNITED STATES TREASURY OBLIGATIONS - 36.43%
	United States Treasury Notes - 36.43%
$ 41,500,000	2.750%, 09/15/2021 (c)	41,829,082
12,000,000	2.875%, 09/30/2023 (c)	12,228,282
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $53,229,123)	54,057,364

Shares
SHORT TERM INVESTMENTS - 1.12%
	Money Market Funds - 1.12%
1,663,315	First American Treasury Obligations, Class Z, Effective Yield, 2.26% (d)	1,663,315
	TOTAL SHORT TERM INVESTMENTS (Cost $1,663,315)	1,663,315

	Total Investments in Securities (Cost $193,607,591) - 130.64%	193,871,849
	Liabilities in Excess of Other Assets - (30.64)%	(45,472,905)
	NET ASSETS - 100.00%	$148,398,944

	Percentages are stated as a percent of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Seven-day yield as of January 31, 2019.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Schedule of Securities Sold Short (unaudited)

The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at January 31, 2019:
BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (35.63)%
	United States Treasury Notes - (35.63)%
$53,500,000	2.000%, 12/31/2021	$(52,870,957)
	TOTAL SECURITIES SOLD SHORT (Proceeds $52,450,547)	$(52,870,957)

Schedule of Total Return Swaps (Unaudited)
For each of the following total return swaps the Fund receives total return on the reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly and the financing rate is 1 month LIBOR (London Interbank Offer Rate) + 90 basis points.

The amount of $2,945,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2019:

	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.
	02/20/2019	$47,538	$2,142
	03/19/2019	13,712	617
	04/17/2019	36,568	1,648
	05/17/2019	10,970	494
	06/19/2019	123,417	5,563
	07/17/2019	10,056	453
	08/19/2019	17,370	784
	09/18/2019	9,142	412
	10/17/2019	168,213	7,581
	11/19/2019	34,740	1,566
	12/18/2019	9,142	412
	01/17/2020	36,568	1,648
	02/20/2020	84,106	3,791
Atmos Energy Corp.
	02/20/2019	105,575	5,572
	03/19/2019	27,782	1,468
	04/17/2019	74,088	3,911
	05/17/2019	23,152	1,222
	06/19/2019	80,569	4,253
	07/17/2019	13,891	734
	08/19/2019	23,152	1,222
	09/18/2019	11,112	585
	10/17/2019	226,894	11,977
	11/19/2019	27,783	1,467
	12/18/2019	9,261	489
	01/17/2020	37,044	1,956
	02/20/2020	146,324	7,724
Chesapeake Utilities Corp.
	10/17/2019	115,620	10,108
	11/19/2019	24,954	2,181
	12/18/2019	8,318	727
Energy Transfer, LP
	07/17/2019	193,607	(2,358)
	08/19/2019	10,558	(128)
	09/18/2019	5,948	(72)
	10/17/2019	104,833	(1,277)
	11/19/2019	13,383	(163)
	12/18/2019	470,398	(5,729)
	01/17/2020	38,662	(471)
	02/20/2020	1,115,250	(13,583)
IDACORP, Inc.
	02/20/2019	77,787	3,028
	03/19/2019	18,743	730
	04/17/2019	56,232	2,188
	05/17/2019	21,556	839
	06/19/2019	187,439	7,296
	07/17/2019	14,058	548
	08/19/2019	24,367	948
	09/18/2019	14,057	547
	10/17/2019	248,358	9,664
	11/19/2019	41,237	1,604
	12/18/2019	9,372	365
	01/17/2020	37,488	1,458
	02/20/2020	103,092	4,012
Kinder Morgan, Inc.
	02/20/2019	187,229	10,328
	03/19/2019	50,920	2,811
	04/17/2019	188,788	10,414
	05/17/2019	513,018	28,299
	06/19/2019	489,117	26,980
	07/17/2019	53,519	2,952
	08/19/2019	90,237	4,977
	09/18/2019	50,402	2,780
	10/17/2019	888,178	48,974
	11/19/2019	141,158	7,786
	12/18/2019	43,300	2,389
	01/17/2020	164,540	9,077
	02/20/2020	256,682	14,160
New Jersey Resources Corp.
	02/20/2019	118,853	9,504
	03/19/2019	32,741	2,619
	04/17/2019	89,700	7,173
	05/17/2019	31,844	2,547
	06/19/2019	288,834	23,097
	07/17/2019	24,219	1,937
	08/19/2019	40,813	3,264
	09/18/2019	18,838	1,508
	10/17/2019	403,202	32,242
	11/19/2019	47,541	3,802
	12/18/2019	17,940	1,435
	01/17/2020	49,335	3,945
Phillips 66 Partners, LP
	05/17/2019	57,002	751
	06/19/2019	62,899	827
	07/17/2019	10,811	143
	08/19/2019	17,691	232
	09/18/2019	10,319	134
	10/17/2019	171,007	2,245
	11/19/2019	32,432	427
	12/18/2019	9,828	129
	01/17/2020	39,312	517
	02/20/2020	61,425	807
PPL Corp.
	05/17/2019	417,480	26,671
	06/19/2019	90,846	5,804
	07/17/2019	15,876	1,015
	08/19/2019	26,460	1,690
	09/18/2019	14,406	920
	10/17/2019	261,366	16,698
	11/19/2019	32,340	2,066
	12/18/2019	11,760	751
	01/17/2020	41,160	2,630
	02/20/2020	264,600	16,904
Sempra Energy
	02/20/2019	79,910	3,032
	03/19/2019	27,012	1,026
	04/17/2019	101,295	3,843
	05/17/2019	39,393	1,495
	06/19/2019	163,198	6,193
	07/17/2019	27,011	1,025
	08/19/2019	36,016	1,366
	09/18/2019	13,506	512
	10/17/2019	218,347	8,284
	11/19/2019	33,765	1,281
	12/18/2019	11,255	427
	01/17/2020	33,765	1,281
Shell Midstream Partners, LP
	10/17/2019	602,330	45,429
	11/19/2019	88,312	6,659
	12/18/2019	30,192	2,277
	01/17/2020	103,785	7,827
	02/20/2020	62,837	4,739
TC PipeLines, LP
	06/19/2019	214,573	3,671
	07/17/2019	6,688	115
	08/19/2019	11,148	191
	09/18/2019	6,053	105
	10/17/2019	110,520	1,891
	11/19/2019	12,740	217
	12/18/2019	6,370	109
	01/17/2020	15,925	272
UGI Corp.
	10/17/2019	283,133	14,162
	11/19/2019	52,070	2,604
	12/18/2019	16,272	814
	01/17/2020	59,664	2,984
The Williams Companies, Inc.
	05/17/2019	623,525	35,374
	06/19/2019	247,374	14,033
	07/17/2019	34,613	1,964
	08/19/2019	71,260	4,043
	09/18/2019	39,702	2,253
	10/17/2019	701,911	39,822
	11/19/2019	89,075	5,054
	12/18/2019	35,630	2,021
	01/17/2020	111,980	6,353
		$$14,715,609	$673,262

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $30,971 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2019

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2019 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2019	Price	Inputs	Inputs
ASSETS
United States Common Stock	$66,868,715	$66,868,715	$–	$–
Master Limited Partnerships	59,614,888	59,614,888	–	–
Canadian Common Stock	9,750,057	9,750,057	–	–
Hong Kong Common Stock	1,917,510	–	1,917,510	–
United States Treasury Obligations	54,057,364	–	54,057,364	–
Short Term Investments	1,663,315	1,663,315	–	–
Other Financial Instruments*
Equity Contracts - Swaps	697,043	–	697,043	–
Total	$194,568,892	$137,896,975	$56,671,917	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(23,781)	–	(23,781)	–
Securities Sold Short	(52,870,957)	–	(52,870,957)	–
Total	$(52,894,738)	$–	$(52,894,738)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Levels 1, 2 or 3 during the three months ended January 31, 2019. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities: The Fund is engaging in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund's maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at January 31, 2019 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$697,043	Depreciation on swaps	$23,781
Total		$697,043		$23,781

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the three months ended January 31, 2019 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of January 31, 2019 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the three months ended January 31, 2019, the average volume of long Total Return Equity Swaps was $15,220,296 based on the monthly notional amount. For the three months ended January 31, 2019, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and chief officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           EIP Investment Trust

By (Signature and Title)        /s/ James Murchie
   James Murchie, Principal Executive Officer/President

Date         3/19/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ James Murchie
  James Murchie, Principal Executive Officer/President

Date         3/19/19

By (Signature and Title)        /s/ Bruno Dos Santos
   Bruno Dos Santos, Treasurer and Chief Financial and Accounting Officer

Date         3/19/19